Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 02, 2011	Feb. 28, 2011
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000		3,200,000,000		3,200,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, issued shares	117,859,000	87,856,000		56,856,000
Common stock, outstanding shares	117,859,000	87,856,000		56,856,000		68,480,000	2,140,000
Warrants issued	57,783,000	42,246,000		13,696,000
Warrants outstanding	57,783,000	42,246,000	42,246,000	13,696,000